PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Property, Plant And Equipment, Gross	$ 246,204		$ 232,698
Accumulated Depreciation	(205,066)		(184,499)
Property And Equipment, Net	$ 41,138	$ 30,982	48,199
Minimum [Member] | Equipment [Member]
Depreciable Lives	3 years
Maximum [Member] | Equipment [Member]
Depreciable Lives	10 years
Software
Property, Plant And Equipment, Gross	$ 72,834		72,834
Depreciable Lives	3 years
Equipment
Property, Plant And Equipment, Gross	$ 155,635		142,129
Furniture and Fixtures
Property, Plant And Equipment, Gross	$ 17,735		$ 17,735
Furniture and Fixtures | Minimum [Member]
Depreciable Lives	5 years
Furniture and Fixtures | Maximum [Member]
Depreciable Lives	7 years